S-K 1602, SPAC Registered Offerings	May 12, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	false
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	we have not completed our initial business combination within 18 months (or up to 21 months at the discretion of GSR Sponsor) from the closing of this offering, we will redeem 100% of the public shares at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest (less permitted withdrawals and up to $100,000 of interest to pay dissolution expenses), divided by the number of then issued and outstanding public shares, subject to applicable law and as further described herein.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	21 months
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Combination Criteria

Consistent with our business strategy, we have identified the following general criteria and guidelines that we believe are important in evaluating prospective target businesses. We will use these criteria and guidelines in evaluating initial business combination opportunities, but we may decide to enter into our initial business combination with a target business that does not meet these criteria and guidelines. While we intend to utilize these criteria in evaluating business combination opportunities, we expect that no individual criterion will entirely determine a decision to pursue a particular opportunity.

•        Financial Stability and Visibility:    We expect to target an initial business combination with a company in which we can readily identify current and future revenues, a path to sustained long-term profitability and attractive future cash flow dynamics;

•        Leading Industry and Market Position:    We intend to seek targets whose products and/or services currently enjoy, or are expected to enjoy, leading positions in their respective markets with sustainable competitive advantages and natural barriers to market entry;

•        Resilient Barriers to Entry:    We seek established and emerging market leaders with defensible and self-reinforcing competitive advantages such as high switching costs, network effects, proprietary data/integrations and learning effects;

•        Multiple Growth Avenues:    Our ideal business combination partners have the capability to grow both organically and through targeted acquisitions, and can leverage our own expertise across M&A and capital markets advisory for evaluation of strategic processes;

•        Strong and Public-Company-Ready Management Team:    We will seek to acquire or merge with a business with an experienced management team with a proven history of success in prior endeavors across both private and publicly-listed companies;

•        Focus on Environmental, Social, and Governance Issues:    We intend to seek business combinations with companies that have established corporate values that embrace and address pressing issues related to environmental, social, and governance concerns;

•        Potential to Benefit from Our Expertise:    We will rely on our advisory heritage to assist management in identifying, negotiating, financing and structuring transactions including acquisition and/or capital raises to support and accelerate long-term growth.

These criteria are not intended to be exhaustive or required. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management team may deem relevant. In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy materials or tender offer documents, as applicable, that we would file with the SEC. In evaluating a prospective target business, we expect to conduct a due diligence review which may encompass, among other things, meetings with incumbent management and employees, document reviews, interviews of customers and suppliers, inspections of facilities, as well as reviewing financial and other information which will be made available to us.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]	If we are unable to complete an initial business combination within the 18-month or 21-month period, we may seek an amendment to our amended and restated memorandum and articles of association to extend the period of time we have to complete an initial business combination beyond 21 months. Our amended and restated memorandum and articles of association will require at least a special resolution of our shareholders as a matter of Cayman Islands law, meaning that such an amendment be approved by at least two-thirds of our ordinary shares who, being entitled to do so, attend and vote (either in person or by proxy) at a general meeting of the company.
SPAC, Trust or Escrow Account, Material Terms [Text Block]

Nasdaq listing rules provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the net proceeds of this offering and the sale of the private placement units, $200,000,000 (or $230,000,000 if the underwriters’ over-allotment option is exercised in full), including $8,000,000 (or up to $9,200,000 if the underwriters’ over-allotment option is exercised in full) of deferred underwriting commissions, will, upon the consummation of this offering, be placed into a segregated trust account located in the United States with Odyssey Transfer and Trust Company acting as trustee. The funds in the trust account will be invested or held only in either (i) U.S. government treasury bills with a maturity of 185 days or less or in money market funds investing solely in U.S. Treasuries and meeting certain conditions under Rule 2a-7 under the Investment Company Act, (ii) as uninvested cash, or (iii) an interest or non-interest bearing bank demand deposit account or other accounts at a bank. To mitigate the risk that we might be deemed to be an investment company for purposes of the Investment Company Act, which risk increases the longer we hold investments in the trust account, we may, at any time (and will no later than 18 months (or up to 21 months at the discretion of GSR Sponsor) from the closing of this offering) instruct the trustee to liquidate the investments held in the trust account and instead to hold the funds in the trust account in cash or in an interest or non-interest bearing demand deposit account. For more information about the risk of the company being considered to be operating as an unregistered investment company, see “Risk Factors — Risks Relating to our Search for, Consummation of, or Inability to Consummate, a Business Combination and Post-Business Combination Risks — If we are deemed to be an investment company under the Investment Company Act, we may be required to institute burdensome compliance requirements and our activities may be restricted, which may make it difficult for us to complete our initial business combination.” Based on current interest rates, we estimate that the interest earned on the trust account will be approximately $10,000,000 per year, assuming an interest rate of 5.0% per year. We will not be permitted to withdraw any of the principal or interest held in the trust account except for permitted withdrawals, if any. The funds held in the trust account will not otherwise be released from the trust account until the earliest of: (1) our completion of an initial business combination; (2) the redemption of any public shares properly submitted in connection with a shareholder vote to amend our amended and restated memorandum and articles of association (A) to modify the substance or timing of our obligation to allow redemption in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within 18 months (or up to 21 months at the discretion of GSR Sponsor) from the closing of this offering or (B) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity; and (3) the redemption of our public shares if we have not completed an initial business combination within 18 months (or up to 21 months at the discretion of GSR Sponsor) from the closing of this offering, subject to applicable law. Based on current interest rates, we expect that interest earned on the trust account will be sufficient to pay for permitted withdrawals.

The net proceeds held in the trust account may be used as consideration to pay the sellers of a target business with which we ultimately complete our initial business combination and to pay the deferred underwriting commissions. The underwriters will not be entitled to any interest accrued on the deferred underwriting commissions. If our initial business combination is paid for using equity or debt, or not all of the funds released from the trust account are used for payment of the consideration in connection with our initial business combination or the redemption of our public shares, we may apply the balance of the cash released to us from the trust account for general corporate purposes, including for maintenance or expansion of operations of the post-transaction company, the payment of principal or interest due on indebtedness incurred in completing our initial business combination, to fund the purchase of other companies or for working capital.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 200,000,000
SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care, which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience which that director has.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders; provided that there is full disclosure by the directors. This can be done by way of permission granted in the amended and restated memorandum and articles of association or alternatively by shareholder approval at general meetings.

In addition, members of our management team and our board of directors will directly or indirectly own founder shares and/or private placement units following this offering, as set forth in “Principal Shareholders,” including our independent directors who will receive for their services as a director an indirect interest in the founder shares through membership interests in GSR Sponsor, and accordingly, may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

Our management team, in their capacities as directors, officers or employees of our sponsor or its affiliates or in their other endeavors, may choose to present potential business combinations to the related entities described above, current or future entities affiliated with or managed by our sponsor, or third parties, before they present such opportunities to us, subject to his or her fiduciary duties under Cayman Islands law and any other applicable fiduciary duties.

Our directors and officers presently have, and any of them in the future may have, additional, fiduciary or contractual obligations to other entities pursuant to which such officer or director is or will be required to present a business combination opportunity to such entity. Accordingly, if any of our directors or officers becomes aware of a business combination opportunity that is suitable for an entity to which he or she has then-current fiduciary or contractual obligations, he or she may need to honor these fiduciary or contractual obligations to present such business combination opportunity to such entity, or in the case of a non-compete restriction, may not present such opportunity to us at all, subject to his or her fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. Our directors and officers are also not required to commit any specified amount of time to our affairs, and, accordingly, will have conflicts of interest in allocating management time among various business activities, including identifying potential business combinations and monitoring the related due diligence. See “Risk Factors — Certain of our directors and officers are now, and all of them may in the future become, affiliated with entities engaged in business activities similar to those intended to be conducted by us and, accordingly, may have conflicts of interest in determining to which entity a particular business opportunity should be presented.”

Accordingly, if any of the above directors or officers become aware of a business combination opportunity which is suitable for any of the above entities to which he or she has then-current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such entity, and only present it to us if such entity rejects the opportunity, subject to his or her fiduciary duties under Cayman Islands law. Our amended and restated memorandum and articles of association provide that, to the fullest extent permitted by applicable law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other. However at this time, we are not aware of any fiduciary duties or contractual obligations of our officers or directors that will materially affect our ability to identify and pursue business combination opportunities or complete our initial business combination, because the other special purpose acquisition companies that a director of ours is also a director of has either already identified a business combination target or is seeking a business combination target with different criteria and guidelines.

In light of the involvement of GSR Sponsor and our officers and directors with other entities, we may decide to acquire one or more businesses affiliated with or competitive with GSR Sponsor, officers, directors and their respective affiliates or existing holders. GSR Sponsor and our officers and directors are not currently aware of any specific opportunities for us to complete our initial business combination with any entities with which they are affiliated, and there have been no substantive discussions concerning a business combination with any such entity or entities. Although we will not be specifically focusing on, or targeting, any transaction with any affiliated entities, we would pursue such a transaction if we determined that such affiliated entity met our criteria for a business combination as set forth in “Business — Selection of a Target Business and Structuring of our Initial Business Combination” and such transaction was approved by a majority of our independent and disinterested directors. Despite our agreement to obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions regarding the fairness to our company from a financial point of view of a business combination with one or more domestic or international businesses affiliated with GSR Sponsor, officers, directors or existing holders, potential conflicts of interest still may exist and, as a result, the terms of the business combination may not be as advantageous to our public shareholders as they would be absent any conflicts of interest. Furthermore, if the initial business combination is not completed in the period provided, the membership interests of GSR Sponsor, founder shares, the private placement units and the rights become worthless, which may influence GSR Sponsor and our officers and directors while pursuing and completing an initial business combination.

Potential investors should also be aware of the following potential conflicts of interest:

•        None of our directors or officers is required to commit his or her full time to our affairs and, accordingly, may have conflicts of interest in allocating his or her time among various business activities.

•        In the course of their other business activities, our directors and officers may become aware of investment and business opportunities that may be appropriate for presentation to us as well as the other entities with which they are affiliated. Our management may have conflicts of interest in determining to which entity a particular business opportunity should be presented. For a complete description of our management’s other affiliations, see “— Directors and Officers.”

•        Our sponsor subscribed for founder shares prior to the date of this prospectus and will purchase private placement units in a transaction that will close simultaneously with the closing of this offering. Our initial shareholders, directors and officers have agreed to waive their redemption rights with respect to any founder shares and public shares held by them in connection with the consummation of our initial business combination. Additionally, our initial shareholders have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares (including the underlying Class A ordinary shares issuable upon the conversion of the founder shares), private placement units (including any private placement shares, private placement rights and any Class A ordinary shares underlying the private placement rights) if we fail to consummate our initial business combination within 18 months (or up to 21 months at the discretion of GSR Sponsor) after the closing of this offering. However, if our initial shareholders (or any of our directors, officers or affiliates) acquire public shares, they will be entitled to liquidating distributions from the trust account with respect to such public shares if we fail to consummate our initial business combination within the prescribed time frame. If we do not complete our initial business combination within the prescribed time frame, the private placement units (and their underlying securities) will likely be worthless. With certain limited exceptions, the founder shares will not be transferable, assignable or saleable by our initial shareholders until the first earnings release that is at least 60 days after the completion of the Company’s initial business combination, at which point 25% of the founder shares will become transferable and thereafter an additional 25% will become transferable at each subsequent earnings release. Notwithstanding the above, 100% of any founder shares will become immediately transferable, subsequent to any initial business combination, (x) if the last reported sale price of our Class A ordinary shares equals or exceeds $12.00 per share (as adjusted for share sub-divisions, share capitalizations, rights issuances, reorganizations, recapitalizations and the like) for any 10 trading days within any 30-trading day period commencing at least 150 days after our initial business combination or (y) the date on which we complete a liquidation, merger, share exchange, reorganization or other similar transaction that results in all of our public shareholders having the right to exchange their ordinary shares for cash, securities or other property. With certain limited exceptions, the private placement units (including any private placement shares, private placement rights and any Class A ordinary shares underlying the private placement rights) will not be transferable, assignable or saleable by GSR Sponsor until 30 days after the completion of our initial business combination. Since our sponsor and directors and officers may directly or indirectly own ordinary shares and rights and will directly or indirectly own founder shares following this offering, our directors and officers may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination.

•        Our directors and officers may negotiate employment or consulting agreements with a target business in connection with a particular business combination. These agreements may provide for them to receive compensation following our initial business combination and as a result, may cause them to have conflicts of interest in determining whether to proceed with a particular business combination.

•        Our directors and officers may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such directors and officers was included by a target business as a condition to any agreement with respect to our initial business combination.

•        Some of our directors and officers are officers, partners or affiliates of Polaris Advisory Partners LLC and are registered representatives of Kingswood Capital Partners LLC.

The conflicts described above may not be resolved in our favor.

Below is a table summarizing the entities to which our directors and officers and certain of our affiliates currently have fiduciary duties or contractual obligations that may present a conflict of interest:

Individual	Entity	Entity’s Business	Affiliation
Gus Garcia	Polaris Advisory Partners LLC	Financial advisory firm focused on the special purpose acquisition company market	Co-Founder, Partner
	GSR IV Acquisition Corp.	Special purpose acquisition company	Board Member, Co-Chief Executive Officer
	Kingswood Capital Partners LLC	FINRA registered broker dealer	Registered Representative

Lewis Silberman	Polaris Advisory Partners LLC	Financial advisory firm focused on the special purpose acquisition company market	Co-Founder, Partner
	Chain Bridge I	Special purpose acquisition company	Board Member
	GSR IV Acquisition Corp.	Special purpose acquisition company	Board Member, Co-Chief Executive Officer
	Kingswood Capital Partners LLC	FINRA registered broker dealer	Registered Representative

Anantha Ramamurti	Polaris Advisory Partners LLC	Financial advisory firm focused on the special purpose acquisition company market	Co-Founder, Partner
	GSR IV Acquisition Corp.	Special purpose acquisition company	Board Member, President, Chief Financial Officer
	Kingswood Capital Partners LLC	FINRA registered broker dealer	Registered Representative

Yuya Orime	Polaris Advisory Partners LLC	Financial advisory firm focused on the special purpose acquisition company market	Senior Vice President
	GSR IV Acquisition Corp.	Special purpose acquisition company	Chief Business Development Officer
	Kingswood Capital Partners LLC	FINRA registered broker dealer	Registered Representative

We are not prohibited from pursuing an initial business combination with a company that is affiliated with GSR Sponsor, our directors or officers, or the sponsor members or making the acquisition through a joint venture or other form of shared ownership with either of GSR Sponsor, our directors or officers, or the sponsor members. In the event we seek to complete our initial business combination with such a company, we, or a committee of independent and disinterested directors, would obtain an opinion from an independent investment banking firm that is a member of FINRA or from an independent accounting firm that such an initial business combination is fair to our company from a financial point of view. In addition, pursuant to Nasdaq listing rules, our initial business combination must be approved by a majority of our independent directors.

In addition, GSR Sponsor or any of its affiliates may make additional investments in the company in connection with the initial business combination, although GSR Sponsor and its affiliates have no obligation or current intention to do so. If GSR Sponsor, or any of its affiliates elects to make additional investments, such proposed investments could influence GSR Sponsor and our sponsor’s motivation to complete an initial business combination.

In the event that we submit our initial business combination to our public shareholders for a vote, our initial shareholders, directors and officers have agreed (and their permitted transferees will agree), pursuant to the terms of a letter agreement entered into with us, to vote any founder shares, private placement shares, and public shares held by them in favor of our initial business combination (including any shares purchased during or after this offering in open market and privately-negotiated transactions, aside from shares they may purchase in compliance with the requirements of Rule 14e-5 under the Exchange Act, which would not be voted in favor of approving the business combination transaction).

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of February 28, 2026
Offering Price of $10.00	25% of Maximum Redemption (assumes 4,721,649 or 5,447,274 public shares redeemed)		50% of Maximum Redemption (assumes 9,443,298 or 10,894,548 public shares redeemed)		75% of Maximum Redemption (assumes 14,164,947 or 16,341,822 public shares redeemed)		Maximum Redemption (assumes 18,866,596 or 21,789,096 public shares redeemed)
NTBV	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price	NTBV	Difference between NTBV and Offering Price
Assuming Full Exercise of Over-Allotment Option
$6.59	$5.94	$4.06	$4.97	$5.03	$3.41	$6.59	$0.42	$9.58
Assuming No Exercise of Over-Allotment Option
$6.40	$5.73	$4.27	$4.76	$5.24	$3.23	$6.77	$0.44	$9.56

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its affiliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its affiliates, assuming the underwriters’ over-allotment option is not exercised:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
GSR V Sponsor LLC	$55,556 per month, commencing on the first date on which our securities are listed on the Nasdaq	Office space, administrative and support services
GSR V Sponsor LLC	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination
GSR V Sponsor LLC	Up to $1,500,000 of such loans may be convertible into private placement units, at a price of $10.00 per unit, at the option of the lender	Working capital loans to finance transaction costs in connection with an initial business combination
GSR V Sponsor LLC	Payment of customary fees for financial advisory services	Payment in connection with financial advisory services
GSR V Sponsor LLC	6,750,000 Class B ordinary shares	$25,000
GSR V Sponsor LLC	618,500 private placement units to be purchased simultaneously with the closing of this offering(1)(2)	$6,185,000(2)

(1)      The non-managing sponsor members have expressed an interest to purchase, indirectly through the purchase of non-managing membership interests in GSR Sponsor, an aggregate of 550,000 private placement units at a price of $10.00 per unit ($5,500,000) in a private placement that will close simultaneously with the closing of this offering.

(2)     At its election, Polaris Advisory Partners LLC may purchase up to an aggregate of 68,500 private placement units (or 121,000 private placement units if the underwriters’ over-allotment option is exercised in full), at a price of $10.00 per unit, or $685,000 (or $1,210,000 if the underwriters’ over-allotment option is exercised in full), in a private placement that will close simultaneously with the closing of this offering. If Polaris Advisory Partners LLC participates in the private placement, GSR Sponsor will reduce its purchase of private placement units by the corresponding number of private placement units purchased by Polaris Advisory Partners LLC, provided that in no event will the private placement exceed 618,500 private placement units (or 671,000 private placement units if the underwriters exercise their over-allotment option in full).

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

For each of the redemption scenarios above, the NTBV was calculated as follows:

	No Redemption		25% of Maximum Redemptions		50% of Maximum Redemptions		75% of Maximum Redemptions		Maximum Redemptions
	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment	Without Over- Allotment	With Over- Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)	(0.01)
Increase attributable to public shares	6.41	6.60	5.74	5.95	4.77	4.98	3.24	3.42	0.45	0.43
Pro forma net tangible book value after this offering and the sale of private units	6.40	6.59	5.73	5.94	4.76	4.97	3.23	3.41	0.44	0.42
Dilution to public shareholders	3.60	3.41	4.27	4.06	5.24	5.03	6.77	6.59	9.56	9.58
Percentage of dilution to public shareholders	36.0%	34.1%	42.7%	40.6%	52.4%	50.3%	67.7%	65.9%	95.6%	95.8%
Numerator:
Net tangible book deficit before this offering	$(55,500)	$(55,500)	$(55,500)	$(55,500)	$(55,500)	$(55,500)	$(55,500)	$(55,500)	$(55,500)	$(55,500)
Net proceeds from this offering and sale of the private placement units(1)	202,100,000	232,100,000	202,100,000	232,100,000	202,100,000	232,100,000	202,100,000	232,100,000	202,100,000	232,100,000
Plus: Offering costs paid in advance, excluded from tangible book value before this offering	46,458	46,458	46,458	46,458	46,458	46,458	46,458	46,458	46,458	46,458
Less: Deferred underwriting commissions	(8,000,000)	(9,200,000)	(8,000,000)	(9,200,000)	(8,000,000)	(9,200,000)	(8,000,000)	(9,200,000)	(8,000,000)	(9,200,000)
Less: Over-allotment liability	(225,000)	—	(225,000)	—	(225,000)	—	(225,000)	—	(225,000)	—
Less: Amounts paid for redemptions(2)	—	—	(47,216,490)	(54,472,740)	(94,432,980)	(108,945,480)	(141,649,470)	(163,418,220)	(188,865,957)	(217,890,957)
	$193,865,958	$222,890,958	$146,649,468	$168,418,218	$99,432,978	$113,945,478	$52,216,488	$59,472,738	$5,000,001	$5,000,001
Denominator:
Class B ordinary shares outstanding prior to this offering	6,750,000	6,750,000	6,750,000	6,750,000	6,750,000	6,750,000	6,750,000	6,750,000	6,750,000	6,750,000
Class A ordinary shares included in the units offered	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000	20,000,000	23,000,000
Class A ordinary shares underlying the rights included in the units offered	2,857,142	3,285,714	2,857,142	3,285,714	2,857,142	3,285,714	2,857,142	3,285,714	2,857,142	3,285,714
Class A ordinary shares included in the private placement units	618,500	671,000	618,500	671,000	618,500	671,000	618,500	671,000	618,500	671,000
Class A ordinary shares underlying the rights included in the private placement units	88,357	95,857	88,357	95,857	88,357	95,857	88,357	95,857	88,357	95,857
Less: Ordinary shares redeemed	—	—	(4,721,649)	(5,447,274)	(9,443,298)	(10,894,548)	(14,164,947)	(16,341,822)	(18,886,596)	(21,789,096)
	30,313,999	33,802,571	25,592,350	28,355,297	20,870,701	22,908,023	16,149,052	17,460,749	11,427,403	12,013,475

(1)      Expenses applied against gross proceeds include offering expenses of $585,000 and underwriting commissions of $3,500,000 (or up to $4,025,000 if the overallotment option is exercised in full) (excluding deferred underwriting fees). See “Use of Proceeds.”

(2)      Upon the consummation of our initial business combination, the deferred underwriting commissions would be paid as follows: $8,000,000 (or up to $9,200,000 if the underwriters’ over-allotment option is exercised in full) in the aggregate, payable to the underwriters for deferred underwriting commissions to be placed in a trust account located in the United States as described herein. See also “Underwriting (Conflicts of Interest)” for a description of compensation and other items of value payable to the underwriters.